Income Taxes (Details Narrative) - USD ($)	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Valuation allowance	$ 102,953	$ 167,095
United States of America [Member]
Net operating loss carryforwards	$ 62,732	$ 1,528
Net operating loss carryforwards expire date	2037	2037
Valuation allowance deferred tax assets	$ 62,732	$ 1,528
Agility Holding (HK) Limited [Member]
Statutory income tax rate	16.50%	16.50%
People's Republic of China [Member]
Statutory income tax rate	25.00%	25.00%
Shenzhen Agility International Investment Consulting Limited [Member]
Net operating loss carryforwards	$ 32	$ 1,574
Dongguan DaoHe Health Consulting Limited [Member]
Net operating loss carryforwards	$ 37,309	$ 163,994